Summary of Significant Accounting Policies (Details) - Schedule of VIE financials - Comparative VIE financials [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of VIE financials [Line Items]
Current assets	$ 15,700,547		$ 18,972,383
Non-current assets	7,616,546		8,995,363
Total Assets	23,317,093		27,967,746
Current liabilities	8,516,935		12,788,253
Non-current liabilities	109,526		422,480
Total liabilities	8,626,461		20,745,846
Total shareholders’ equity (deficit)	14,690,632		$ 7,221,900
Net income	1,650,353	$ 1,826,067
Net cash provided by (used in) operating activities	(1,038,837)	4,814,649
Net cash provided by (used in) investment activities	(128,623)	(1,221,133)
Net cash provided by (used in) financing activities	$ 1,172,536	$ (3,593,475)